Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Cash Flows
Net cash provided by operating activities	$ 1,038	$ 443	$ 64
Net income/(loss)	166	(777)	(521)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	22	18	(64)
Depreciation, depletion and amortization	720	615	615
Impairment of assets	91	8	670
Deferred taxation	138	(199)	(72)
Cash utilized for hedge book settlements	(2,611)	(797)	(1,113)
Movement in non-hedge derivatives and bonds	2,544	1,689	511
Equity (income)/loss in associates	(40)	(88)	149
Dividends received from associates	143	101	78
Other non cash items	48	(125)	27
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	131	19	24
Effect of changes in operating working capital items:
Receivables	(153)	(44)	(7)
Inventories	(215)	(169)	(131)
Accounts payable and other current liabilities	54	192	(101)
Net cash provided by continuing operations	1,038	443	65
Net cash used in discontinued operations	0	0	(1)
Net cash used in investing activities	(1,887)	(268)	(1,593)
Increase in non-current investments	(114)	(89)	(93)
Affiliates and equity accounted joint ventures acquired	(44)	(354)	0
Proceeds on disposal of associates	1	0	48
Net associates loans advanced	(3)	(2)	(4)
Associates loans repaid	0	0	4
Additions to property, plant and equipment	(973)	(1,019)	(1,194)
Proceeds on sale of mining assets	69	1,142	39
Proceeds on sale of discontinued assets	0	0	10
Proceeds on sale of available for sale investments	79	2	4
Proceeds on redemption of held to maturity investments	63	79	84
Cash effects from hedge restructuring	(984)	(18)	(485)
Net loans receivable advanced	(6)	0	0
Loans receivable repaid	0	1	0
Change in restricted cash	25	(10)	(6)
Net cash generated by financing activities	230	303	1,715
Short-term debt repaid	(1,522)	(1,867)	(298)
Short-term debt raised	363	1,014	110
Issuance of stock	798	306	1,722
Share issue expenses	(20)	(11)	(54)
Long-term debt repaid	(120)	(864)	(316)
Long-term debt raised	1,953	1,760	743
Debt issue costs	(39)	(14)	0
Cash effects from hedge restructuring	(1,066)	0	(134)
Cash inflows from derivatives with financing	0	35	0
Dividends paid to common stockholders	(67)	(45)	(41)
Dividends paid to noncontrolling interests	(50)	(11)	(17)
Net increase/(decrease) in cash and cash equivalents	(619)	478	186
Effect of exchange rate changes on cash	105	47	(88)
Cash and cash equivalents at beginning of period	1,100	575	477
Cash and cash equivalents at ending of period	575	1,100	575
Cash and cash equivalents - December 31	586
Cash and cash equivalents of held for sale assets	$ 11